Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets
Schedule of intangible assets

	At March 31,
	2026	2025	2024
Landing rights	€M	€M	€M

Balance at beginning of year	146.4	146.4	146.4
Balance at end of year	146.4	146.4	146.4